Operating segments - Summary of non-current assets other than excluded items (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Geographical Areas [Line Items]
Non-current assets other than excluded items	$ 71,063	$ 68,451
Deferred tax assets	3,395	3,728
Other financial assets (including loans to equity accounted units)	510	822
Tax recoverable	30	38
Trade and other receivables	1,397	975
Total non-current assets	76,554	74,177
Quasi equity loans [member]
Disclosure Of Geographical Areas [Line Items]
Quasi equity loans to equity accounted units	159	163
Australia [member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets other than excluded items	32,890	30,602
Deferred tax assets	1,055	1,072
Canada [member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets other than excluded items	14,640	14,362
Deferred tax assets	546	470
Mongolia [Member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets other than excluded items	8,582	7,743
Deferred tax assets	631	441
United States [member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets other than excluded items	4,812	4,958
Deferred tax assets	877	1,239
Africa [Member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets other than excluded items	3,781	3,882
South America [Member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets other than excluded items	3,304	3,785
Indonesia [member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets other than excluded items	1,458	1,482
Europe excluding France and the UK [member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets other than excluded items	362	429
United Kingdom [member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets other than excluded items	66	66
France [member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets other than excluded items	276	251
Deferred tax assets		330
Other countries [member]
Disclosure Of Geographical Areas [Line Items]
Non-current assets other than excluded items	892	891
Deferred tax assets	$ 286	$ 176